Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Provision (Benefit)
Income (Loss) before provision (benefit) for income taxes from continuing operations for the years ended December 31, 2020 and 2019 consisted of the following:

(in ‘000)	December 31, 2020	December 31, 2019
United States	$(25,283)	$(27,728)
Foreign	(15,236)	(8,656)

Total loss before income taxes	$(40,519)	$(36,384)

Summary of Components of the Provision for Income Taxes
The components of the provision (benefit) for income taxes from continuing operations consisted of the following:

(in ‘000)	December 31, 2020	December 31, 2019
Current:
Federal	$—	$(1,136)
State	546	(44)
Foreign	505	(270)

Total current provision (benefit)	1,051	(1,450)
Deferred:
Federal	(7,120)	(8,626)
State	2,285	(2,117)
Foreign	(1,534)	(748)

Total deferred benefit	$(6,369)	$(11,491)

Total benefit	$(5,318)	$(12,941)

Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate
The reconciliation between income taxes computed at the U.S. statutory income tax rate to our provision for income taxes for the years ended December 31, 2020 and 2019 are as follows:

(in ‘000)	December 31, 2020	December 31, 2019
Benefit for income taxes at 21% rate	$(8,509)	$(7,641)
State taxes, net of federal benefit	(947)	(2,161)
Change in valuation allowance	1,016	—
Rate change	2,856	—
Credits	(811)	(541)
Permanent differences and other	307	(41)
Revaluation of warrants	1,572	(49)
Uncertain tax provision	226	(984)
Foreign withholding tax	420	—
Foreign rate differential	(1,448)	(1,524)

Benefit for income taxes	$(5,318)	(12,941)

Summary of Deferred Income Taxes
Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2020 and 2019 are as follows:

(in ‘000)	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carry-forward	$10,604	$11,618
Credit carry-forward	2,468	1,476
Interest expense limitation carry-forward	7,811	7,087
Non-deductible reserves	520	444
Accruals and other temporary differences	1,047	423
Stock compensation	698	439
Property and equipment	1,089	855

Gross deferred tax assets	$24,237	$22,342
Less valuation allowance	(7,164)	(6,148)

Total deferred tax assets (after valuation allowance)	$17,073	$16,194

Deferred tax liabilities:
Property and equipment	(4,089)	(3,849)
Intangible assets	(49,461)	(56,329)
Goodwill	(6,241)	(4,894)

Total deferred tax liabilities	$(59,791)	$(65,072)

Net deferred tax liabilities	$(42,718)	$(48,878)

Summary of Gross Unrecognized Tax Benefits
The following table presents a reconciliation of the total amounts of unrecognized tax benefits, excluding interest and penalties, included on the balance sheet.

(in ‘000)	December 31, 2020	December 31, 2019
Unrecognized tax benefits at the beginning of the year	$3,658	$4,508
Additions for tax positions of current year
Additions for tax positions of prior years	209
Reductions for tax positions of prior years		(850)
Expirations statutes of limitation

Unrecognized tax benefits at the end of the year	$3,867	$3,658